Provisions - Summary of Provisions for Deferred Cash Consideration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	£ 2,973
Ending balance	1,758	£ 2,973
Current	309	332
Non-current	1,449	2,641
Provision for deferred cash consideration [member]
Disclosure of other provisions [line items]
Beginning balance	2,131	2,061
Arising during the year			£ 2,061
Increase in provision due to the unwinding of the time value of money	221	443
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 12)	(698)	(373)
Ending balance	1,654	2,131	2,061
Current	309	332	274
Non-current	£ 1,345	£ 1,799	£ 1,787